Earnings Per Share and Stockholders' Equity (Details - Preferred shares outstanding) - shares	Sep. 30, 2024	Dec. 31, 2023
Series A Preferred Stock [Member]
Outstanding shares	4,250	0
Shares as converted	4,250,000	0
Series B Preferred Stock [Member]
Outstanding shares	50	190
Shares as converted	250,000	950,000
Series C Preferred Stock [Member]
Outstanding shares	210	0
Shares as converted	630,000	0